Income Taxes - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 31, 2022
Income Taxes
Amount of deferred tax benefit from change in enacted tax rate				$ 59
Remeasurement of deferred tax assets and liabilities				35
Deferred tax asset			$ 560	402
Net deferred tax liability			24	119
Deferred tax asset, goodwill on acquisition			124
Additional deferred tax assets			124
Deferred tax liability, undistributed foreign earnings			3	3
Net operating loss carryforwards			1,762
Operating loss carryforward having an indefinite life			1,690
Valuation allowance related to operating loss			480
Valuation allowance			124	116
Due to affiliates			48	41
Accrual for income tax liability			4	7
Uncertain tax position liability			0
Income tax penalties and interest expense			0	0	$ 0
Accrued income tax penalties and interest			0	0
Amex Coop
Income Taxes
Due to affiliates			$ 2	$ 2
GBT Jersey Co and its subsidiaries
Income Taxes
Deferred tax asset						$ 25
Net deferred tax liability						$ 43
Minimum
Income Taxes
Utilization percentage of current year taxable income			50.00%
Maximum
Income Taxes
Utilization percentage of current year taxable income			80.00%
U.K
Income Taxes
Percentage of increase in income tax rate				9.00%
Enacted tax rate	25.00%	19.00%